Operating Lease Right of Use Assets - Schedule of Operating Lease Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Expenses [Line Items]
Total operating lease expenses	$ 1,472,374	$ 1,434,503	$ 2,210,841
Cost of revenues [Member]
Schedule of Operating Lease Expenses [Line Items]
Total operating lease expenses	$ 1,472,374	$ 1,434,503	$ 2,210,841